Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 SUBSEQUENT EVENTS

Subsequent events have been evaluated for recognition or disclosure through the date the consolidated financial statements were issued.

Modification of Vendor Agreement

The Company amended a material vendor agreement under which it was previously committed to purchasing 10,000 units of supplies over a three-year term. The amendment resulted in the elimination of the $788 remaining purchase commitment in exchange for a reduced royalty rate to be received by the Company on future sales of infinium mouse methylation arrays.

Parallel Run Study

On July 6, 2022, the Company executed a Memorandum of Understanding and Pilot Research Agreement (the “Agreement”) with both a life insurance carrier and a reinsurer. The purpose of the Agreement is to conduct a parallel run study, using a minimum of 2,500 participants, comparing traditional medical underwriting results to those obtained through use of the Company’s saliva-based epigenetic biomarker technology. The Agreement is intended to assess the value of the Company’s technology for a saliva-based next-generation underwriting protocol and will help determine whether the parties will later enter into a commercial agreement. The Agreement commenced in the third quarter of 2022 and will continue until the sooner of project completion, project termination, or the Company and the life insurance carrier entering into a commercial agreement for the scaled rollout of FOXO’s technology in the life insurance carrier’s underwriting processes. The agreement stipulates that the life insurance carrier and reinsurer will share in costs equally with the Company up to $200 each.

Amendment to Merger Agreement

The Company executed a third amendment to the Merger Agreement, pursuant to which all parties agreed to (i) eliminate dual-class shares from the capitalization structure of the Combined Company and, in connection with such change, agreed that, at the Closing, all of the outstanding shares of Class B common stock of the Company shall be exchanged for share of Delwinds Class A common stock on a one-to-one basis, as Stockholder Merger Consideration, and the Proposed Purchaser Charter would be amended to reflect the elimination of Delwinds Class V common stock from the Combined Company’s capitalization structure and (ii) expand the national securities exchanges on which Delwinds securities may be listed at or prior to the Closing to include additional national securities exchanges.

Note 14 SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to November 14, 2022, the date that the unaudited consolidated financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited financial statements.

ELOC Agreement

On November 8, 2022, the ELOC Agreement between the Cantor Investor and the Company was terminated and the corresponding prepaid offering costs were expensed.

Forward Purchase Agreement

On November 10, 2022, the Company and Meteora Special Opportunity Fund Fund I, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Capital Partners, LP (collectively, “Meteora”) amended that certain Forward Share Purchase Agreement, dated as of September 13, 2022 (the “Forward Purchase Agreement”), by and between the Company and Meteora (the “Amendment”). Pursuant to the Amendment, Section 1(b) of the Forward Purchase Agreement was replaced to state that on the Put Date (as defined in the Forward Purchase Agreement), Meteora would be entitled to retain 500,000 shares of the Company’s Class A Common Stock. To the extent Meteora owns less than 500,000 shares of Class A Common Stock, the Company agreed to transfer to Meteora the difference between such amount and the amount of shares then owned in the form of fully-registered, freely tradable shares.

On November 11, 2022, the Company and Meteora mutually terminated the Forward Share Purchase Agreement, as amended by the Amendment. Upon termination, the Put Date (as defined in the Forward Purchase Agreement) was accelerated, entitling Meteora to retain 500,000 shares of Class A common stock. The termination of the Forward Share Purchase Agreement resulted in the settlement of the forward purchase derivatives, elimination of the forward purchase collateral, and repurchase of the remaining shares subject to the Forward Purchase Agreement that Meteora had not already sold in the open market and were not part of the maturity consideration. Also, upon the termination of the Forward Purchase Agreement, the related escrow agreement was terminated.

Note 18 SUBSEQUENT EVENTS

Subsequent events have been evaluated for recognition or disclosure through the date the consolidated financial statements were issued.

Definitive Merger Agreement and Related Transactions

On February 24, 2022, the Company executed a definitive merger agreement (the “Merger Agreement”) with the SPAC. The terms of the Merger Agreement include the SPAC acquiring 100% of the outstanding equity and equity equivalents of the Company in exchange for $300,000 of consideration. The transaction consideration would be paid by the SPAC through the issuance of shares of common stock of the SPAC to the holders of the Company’s outstanding equity and equity equivalents. Cash on the balance sheet of the combined company at closing would include up to approximately $201,000 of cash currently held in trust by the SPAC (subject to redemption by the public stockholders of the SPAC). As part of the consideration, a new earnout incentive plan is to be adopted and approved, pursuant to which the SPAC will issue at closing ten million shares of the SPAC’s Class A Common Stock to certain members of the SPAC and the Company, which will be subject to transfer restrictions and forfeiture by the applicable participants should certain milestones not be met within the period of time after the closing established in the earnout incentive plan.

In connection with the execution of the Merger Agreement, the SPAC and Company entered into a Common Stock Purchase Agreement with CF Principal Investments LLC (“Cantor”). The Company was also a party to this Common Stock Purchase Agreement. Under this agreement, the combined company has the right, after the effective date of the Company’s merger with the SPAC from time to time, to sell to Cantor up to $40,000 in shares of Class A Common Stock of the combined company for a period of 36 months following the date when the Securities and Exchange Commission has declared effective a registration statement covering the resale of such shares of Class A Common Stock or until the date on which the facility has been fully utilized, if earlier. Cantor will also be provided a commitment fee of $1,600 worth of common stock on the closing date of the facility, which shall be payable following the effective date of the Company’s merger with the SPAC.

2021 Convertible Debentures — Amendment Agreement

In the first quarter of 2022, the Company entered into an amendment with the 2021 Bridge Investors (the “2021 Bridge Amendment”). The 2021 Bridge Amendment was executed to provide the Company additional time to finalize the business combination discussed above with the SPAC. The 2021 Bridge Amendment amended the terms of the 2021 Convertible Debentures and certain other related agreements to, among other things: (i) permit the Company to undertake another offering of convertible debentures, (ii) allow the Company to further extend the maturity dates of the 2021 Convertible Debentures by 5 months under certain circumstances and (iii) implement additional amounts owed on the outstanding balance of the 2021 Convertible Debentures under certain circumstances, the first of which related to the signing of the Merger Agreement and resulted in an increase of the outstanding balance by approximately 135%, which may be followed by an additional increase to approximately 145% of the outstanding balance if the 2021 Convertible Debentures remain outstanding at the end of the initial maturity date extension period.

2022 Convertible Debentures

In the first quarter of 2022, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2022 Bridge Investors”), pursuant to which the Company issued its 10% Original Issue Discount Convertible Debentures for $24,750 in aggregate principal (the “2022 Convertible Debentures”). The 2022 Convertible Debentures bear interest at a rate of 12% per annum, of which 12 months is guaranteed and subject to voluntary or mandatory conversion. The 2022 Convertible Debentures allow for both: (i) voluntary conversion of aggregate principal and accrued and unpaid interest to shares of the Company’s common stock at the option of the holder at any time after two hundred seventy days following the original issue date, at a conversion price equal to $5.00 per share, except that if there has been no mandatory conversion within three hundred sixty days following the original issue date, the conversion price following such three hundred sixty-day period would be equal to $4.00 per share and (ii) mandatory conversion of aggregate principal and accrued and unpaid interest upon consummation of an offering of common stock, including a special purpose acquisition company transaction, for an aggregate price of at least $5,000, at a conversion price equal to 75% of the offering price per share. The aggregate cash subscription amount received by the Company from the investors for the issuance of the convertible debentures was $22,500 after a $2,250 original issue discount from the face value of the 2022 Convertible Debentures. The Company has the right to extend the maturity date for an additional three-month period past the original maturity date incurring an extension amount rate of 130% of the outstanding balance. The Company also has the option to prepay the debenture at an amount equal to 120% of the sum of the outstanding principal and accrued and unpaid interest if done within 365 days of the original issue date and 130% if during the extension period. For participation in the 2022 Convertible Debentures, the lead institutional accredited investor is to be issued either (i) if in connection with closing of the Company’s merger with the SPAC, such number of shares of the Company’s Class A common stock, to be issued to such investor immediately prior to such closing, that will be exchangeable for 350,000 shares of the combined company’s common stock, or (ii) if such investor’s 2022 Convertible Debenture is required to be earlier repaid in full or in connection with the consummation of a Qualified Offering (as defined in the 2022 Convertible Debentures) by the Company other than a transaction with a special purpose acquisition company, 350,000 shares of the Company’s Class A common stock, in each case, subject to adjustment for any prepayments.

Equity-Based Incentive Award Grants

In January and February of 2022, the Company granted 351,586 stock option awards under the Plan to employees, nonemployee directors, the Company’s newly formed Scientific Advisory Board, and consultants in accordance with employment contracts for services rendered or as bonus compensation related to the biannual review cycle completed for the six-month period ended December 31, 2021. The majority of these stock option awards will vest monthly over a three-year period, have a 5-year term, and an exercise price of $9.15.